PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment
Property, plant and equipment, gross	$ 17,611	$ 17,884
Less accumulated depreciation	8,013	8,246
Property, plant and equipment-net	9,598	9,638	$ 10,635
Land
Property, Plant and Equipment
Property, plant and equipment, gross	485	334
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	4,322	4,394
Machinery equipment and vehicle fleet
Property, Plant and Equipment
Property, plant and equipment, gross	$ 12,804	$ 13,156